Discontinued Operations and Assets Held for Sale - Disclosure of Assets Held for Sale (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	£ 49	£ 0
Property, plant and equipment
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Assets held for sale	£ 49